Discontinued Operations and Related Assets Held for Sale	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Related Assets Held for Sale
Discontinued Operations and Related Assets Held for Sale
On February 26, 2016, the Company announced that it had initiated a strategic review of its Engineered Solutions business segment to better direct its resources and simplify its operations. Any potential sale of assets was prohibited by its revolving facility without approval of the requisite lenders thereunder. On April 27, 2016, GrafTech and certain of its subsidiaries entered into an amendment to the revolving facility (see Note 7 "Debt and Liquidity") which, among other things, permits the sale of assets with the restriction that the proceeds be utilized to pay down revolver borrowings. As of June 30, 2016, the Engineered Solutions segment qualified for reporting as discontinued operations as its divestiture represented a strategic shift for the Company.
During 2016, we evaluated the fair value of the Engineered Solutions business segment utilizing the market approach (Level 3 measure). As a result, we incurred an impairment charge to our Engineered Solutions business segment of $120 million to align the carrying value with estimated fair value. We continued to update this estimate and during 2017, we further reduced the estimated fair value by $5.3 million based upon current information at that time.
On November 30, 2016, we completed the sale of our Fiber Materials Inc. ("Fiber Materials") business, which was a business line within our former Engineered Solutions business. The sale resulted in cash proceeds of $15.9 million and a loss of $0.2 million. We have the ability to realize up to $8.5 million of additional proceeds based on the earnings of the Fiber Materials business over the 24 months following the transaction. We have elected to record this contingent consideration as it is realized and accordingly, it has not been recognized to date. Based on the 2017 and preliminary 2018 results of Fiber Materials, we do not expect any material additional proceeds from this contingent consideration.
On July 3, 2017, we completed the sale of our Advanced Energy Technologies ("AET") business. AET was a product line within our Engineered Solutions business that had been classified as held for sale since the second quarter of 2016. The sale resulted in cash proceeds of $28.5 million.
On September 30, 2017, we completed the sale of the majority of the U.S. assets of our GrafTech Advanced Graphite Materials ("GAGM") business, which was a component of our Engineered Solutions business. The sale of the Italian GAGM assets closed on October 5, 2017. In the jurisdictions where the GAGM assets were not acquired, we initiated the wind-down of the business. The sale was structured as a non-cash transaction with the buyer assuming certain liabilities associated with the assets acquired. In addition, GrafTech retained certain current assets of GAGM, mostly receivables, which were substantially realized in the fourth quarter of 2017.
As a result of the sales described above, we recorded a gain of $6.1 million in 2017. The disposition of the Engineered Solutions business is now substantially complete and in accordance with our Credit Facility, all cash proceeds from these sales were used to pay down our revolving facility and term loan.
As of December 31, 2018, we have ceased reporting discontinued operations and have included all remaining assets and liabilities within continuing operations.
The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations:

	For the Year Ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Net sales	$2,574	$82,299	$115,336
Cost of sales	3,310	74,723	98,440
Gross (loss) profit	(736)	7,576	16,896
Research and development	—	1,429	3,145
Selling and administrative expenses	(628)	12,239	19,022
(Gain) loss on sale of assets	(508)	(6,091)	198
Rationalizations	—	(35)	(405)
Impairment	—	5,300	119,907
	400	(5,266)	(124,971)
Other expense (income)	30	(115)	(66)
Interest expense	—	1,133	3,258
Income (loss) from discontinued operations before income taxes	370	(6,284)	(128,163)
Benefit for income taxes on discontinued operations	(39)	(55)	(1,189)
Income (loss) from discontinued operations	$331	$(6,229)	$(126,974)

Basic and diluted income (loss) from discontinued operations per share	$—	$(0.02)	$(0.42)
The significant components of our Statements of Cash Flows for discontinued operations are as follows:

	For the Year Ended December 31
	2018	2017	2016
	(Dollars in thousands)
Depreciation and amortization	$—	$2,418	$5,277
Impairment	—	5,300	119,907
(Gain) loss on sale of assets	(508)	(6,091)	198
Net change in inventory	502	15,217	(917)
Cash received from divestitures	—	27,254	15,889
Credit facility reductions	—	(27,254)	(15,889)
Deferred income taxes	40	(55)	(1,189)
Capital expenditures	—	558	4,713
The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of December 31, 2018 and 2017.

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$—	$3,351
Inventories	—	502
Prepaid expenses and other current assets	—	1,137
Net property, plant and equipment	—	226
Other assets	—	97
Total assets of discontinued operations	$—	$5,313

Liabilities of discontinued operations:
Accounts payable	$—	$512
Accrued income and other taxes	—	158
Other accrued liabilities	—	2,742
Total current liabilities of discontinued operations	—	3,412

Other long-term obligations	—	376

Total liabilities of discontinued operations	$—	$3,788